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SPDR(R) INDEX SHARES FUNDS
ONE LINCOLN STREET
MAIL STOP 0326
BOSTON, MA 02111

November 19, 2010

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re: Post-Effective Amendment No. 28 to the Registration Statement Filed on Form N-1A under the Securities Act of 1933 (File Nos. 333-92106 and 811-21145)

Ladies and Gentlemen:

SPDR(R) Index Shares Funds (the "Trust") hereby transmits for filing under the Securities Act of 1933 and the Investment Company Act of 1940, Post-Effective Amendment No. 28 ("PEA No. 28") to the Trust's Registration Statement on Form N-1A. The purpose of PEA No. 28 is to register one new series of the Trust.

Please contact the Trust's counsel, Joseph J. Yanoshik of Morgan, Lewis & Bockius LLP, at (202) 739-5676 with questions or comments.

Sincerely,


/s/ Mark E. Tuttle
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Mark E. Tuttle
Assistant Secretary

Enclosures